Capital Stock - Summary of Common Stock Outstanding (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Changes In Equity And Comprehensive Income Line Items [Line Items]
Beginning Balance, Shares	11,391,585	11,390,505
Stock rights offering, Shares	3,442,026
Stock rights offering	$ 3,593
Exercise of stock options, Shares		1,080	128
Ending Balance, Shares	14,833,611	11,391,585	11,390,505
Balance as of beginning balance	60,896	60,895
Exercise of stock options		1
Balance as of ending balance	64,489	60,896	60,895
Class A Common Stock [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Beginning Balance, Shares	3,673,615	3,672,535
Stock rights offering, Shares	3,442,026
Stock rights offering	3,593
Exercise of stock options, Shares		1,080
Ending Balance, Shares	7,115,641	3,673,615
Balance as of beginning balance	22,283	22,282
Exercise of stock options		1
Balance as of ending balance	25,876	22,283
Class B Common Stock [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Beginning Balance, Shares	7,717,970	7,717,970
Stock rights offering
Ending Balance, Shares	7,717,970	7,717,970
Balance as of beginning balance	38,613	38,613
Exercise of stock options
Balance as of ending balance	$ 38,613	$ 38,613